Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				12 Months Ended
	Dec. 31, 2011	Apr. 30, 2011	Dec. 31, 2009	May 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss Contingencies [Line Items]
Royalties expenses					$ 2,524	$ 3,012	$ 5,317
Outstanding buy-back obligations	691,000				691,000
Filed claims	35,000	100,000	10,000
Settlement amount receivable	32,000				32,000
Recovery seeking from complaint				16,000
Holding percentage of share capital issued					46.00%
Ownership percentage fully diluted basis					7.00%
Lease expenses					12,977	15,233	28,812
Guarantees issued by banks to secure certain advances from customers and performance bonds					1,039,500
Amount guaranteed in respect of credit lines granted by banks					5,700	7,000
Purchase commitments					1,026,000	1,046,000
Secure bank and bank guarantees amount	1,039,500				1,039,500
Total amount of project					23,000
Customer advances and performance guarantees	$ 5,000				$ 5,000
Elop [Member]
Loss Contingencies [Line Items]
Holding percentage of share capital issued					14.00%
Maximum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program					5.00%
Maximum amount of royalties paid, percentage					150.00%
Minimum [Member]
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program					2.00%
Maximum amount of royalties paid, percentage					100.00%